Administrative and Selling Expenses (Tables)	9 Months Ended
Dec. 31, 2024
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Summary of Detailed Information About Administrative and Selling Expenses

	Nine months ended December 31, 2024	Year ended March 31, 2024

Administrative and selling expense is comprised of:

Personnel expenses	$30.5	$43.3

Share-based compensation expense	12.7	5.2

Professional, consulting, legal and other fees	14.6	18.8

Insurance	24.6	25.6

Software licenses	5.3	5.9

Allowance for doubtful accounts (Note 14)	5.6	2.6

Amortization of intangible assets and non-producing assets	0.4	0.3

Other administrative and selling	9.9	13.3

	$103.6	$115.0